Retirement Plan	12 Months Ended
Dec. 31, 2011
Retirement Plan

Note 14—Retirement Plan

Pacific Drilling sponsors a defined contribution retirement plan covering substantially all U.S. employees (the “U.S. Savings Plan”) and an international savings plan (the “International Savings Plan”). Under the U.S. Savings Plan, the Company matches 100% of employee contributions (limited to $16,500 or, for employees age 50 or over, $22,000) up to 6% of eligible compensation per participant. Under the International Savings Plan, we contribute 6% of base income (limited to $15,000 per participant). During the years ended December 31, 2011, 2010 and 2009, our total employer contributions to both plans amounted to $2.8 million, $0.5 million and $0.1 million, respectively.